-------------------------------
                        Semiannual Report June 30, 1999
                        -------------------------------

                              O P P E N H E I M E R
                             Main Street(R) Growth &
                                 Income Fund/VA
                 A Series of Oppenheimer Variable Account Funds


                           [graphic of traffic light]


                                     [logo]
                              OppenheimerFunds(R)
                            THE RIGHT WAY TO INVEST

--------------------------------------------------------------------------------
Oppenheimer Variable Account Funds--Oppenheimer Main Street(R) Growth & Income Fund/VA
--------------------------------------------------------------------------------


================================================================================
Objective
Oppenheimer Main Street Growth & Income Fund/VA, a series of Oppenheimer Variable Account Funds, seeks high total return, which includes growth in the value of its shares, as well as current income from equity and debt securities. Prior to May 1, 1999, the Fund was named Oppenheimer Growth & Income Fund.

================================================================================
Narrative by Nikolaos Monoyios, Co-Portfolio Manager
For the six-month period that ended June 30, 1999, Oppenheimer Main Street Growth & Income Fund provided a cumulative total return of 14.64%.(1) Positive conditions in the U.S. stock market were one factor supporting the Fund's positive returns. Another important factor was the Fund's stock selection process, which enabled us to add value to the portfolio.
         The most notable development within the Fund over the past six months was the arrival of a new management team, consisting of Charles Albers and myself, Nikolaos Monoyios. As of May 1, 1999, when we became the Fund's new portfolio managers, we adopted the disciplined investment process that we have developed together over the past 19 years. Our investment approach combines technical and fundamental analysis to uncover stocks that we believe are poised for capital appreciation.
         On the technical side, we have developed sophisticated mathematical models that evaluate statistics related to more than 2,000 individual stocks. These computer programs look at a variety of data to determine which areas of the stock market offer the best prospects. For example, the models help us decide whether to favor growth stocks or value stocks, large-cap stocks or smaller stocks, foreign stocks or domestic stocks, etc. The models also suggest which industries and market sectors may contain the most attractive investment opportunities. They also take into account special considerations such as the effects of spin-offs, stock buy-backs, new stock offerings, and changes in dividend policy. After further quantitative analysis, we assign a ranking to each of the 2,000 stocks according to its prospects over the next six to 12 months.
         After the computer models have completed their work, we look carefully at the stocks in the top 10% of the models' rankings. We evaluate such factors as each company's quality of management, competitive forces and legal or accounting issues.
         Consistent with the Fund's new investment style, we have begun to make a number of portfolio changes that we hope will result in improved performance. In addition, we have increased the number of securities in the portfolio, from approximately 120 when we took over as portfolio managers to about 240 at the end of June.
         Our computer models have continued to favor large-cap quality growth stocks, which have outperformed most other stock market sectors by a significant margin over the past several years. Accordingly, we have emphasized quality large-cap companies such as Wal-Mart Stores, Inc., Merck & Co., Inc. and AT&T Corp.(2)
         Although we have maintained our focus on large-capitalization growth stocks, we are aware that smaller stocks and value-oriented stocks rallied strongly in April, May and much of June. In our view, it is too early to determine whether this shift in market leadership will persist. While some of our models' indicators suggest that this may, indeed, be the beginning of a lasting change in the market, we need more evidence before we restructure the portfolio. Nonetheless, we have begun to move the portfolio toward a more value-oriented stance by establishing a number of smaller positions in economically sensitive stocks that we believe will perform well in the prevailing economic environment.
         Finally, we would like to thank you for your continued participation in Oppenheimer Main Street Growth & Income Fund/VA. We look forward to helping you achieve your goals in a way that is consistent with OppenheimerFunds' philosophy of being The Right Way to Invest.




Because the stock market can be volatile, the Fund's performance may be subject to substantial short-term changes. For updates on the Fund's performance, please contact your financial advisor, call us at 1-800-525-7048 or visit our website, www.oppenheimerfunds.com.
1. Includes changes in net asset value per share and does not include the charges associated with the separate account products that offer this Fund. Performance is not annualized and would have been lower if such charges were taken into account.
2. The Fund's portfolio is subject to change.


2               Oppenheimer Main Street Growth & Income Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------


                                                                                                                      Market Value
                                                                                                     Shares           Note 1
==================================================================================================================================
Common Stocks--92.7%
==================================================================================================================================
Basic Materials--0.5%
----------------------------------------------------------------------------------------------------------------------------------
Chemicals--0.3%
Dexter Corp.                                                                                          7,000           $  285,687
----------------------------------------------------------------------------------------------------------------------------------
Lafarge Corp.                                                                                        12,000              425,250
----------------------------------------------------------------------------------------------------------------------------------
Lone Star Industries, Inc.                                                                           10,000              375,625
                                                                                                                      ------------
                                                                                                                       1,086,562
----------------------------------------------------------------------------------------------------------------------------------
Metals--0.2%
Reliance Steel & Aluminum Co.                                                                        10,000              390,000
----------------------------------------------------------------------------------------------------------------------------------
Ryerson Tull, Inc.                                                                                   13,000              293,312
                                                                                                                      ------------
                                                                                                                         683,312
==================================================================================================================================
Capital Goods--9.5%
----------------------------------------------------------------------------------------------------------------------------------
Aerospace/Defense--0.4%
General Dynamics Corp.                                                                                6,000              411,000
----------------------------------------------------------------------------------------------------------------------------------
Gulfstream Aerospace Corp.(1)                                                                        15,000            1,013,437
                                                                                                                      ------------
                                                                                                                       1,424,437
----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment--4.9%
CommScope, Inc.(1)                                                                                   65,000            1,998,750
----------------------------------------------------------------------------------------------------------------------------------
Conexant Systems, Inc.(1)                                                                             4,700              272,894
----------------------------------------------------------------------------------------------------------------------------------
Emerson Electric Co.                                                                                 30,000            1,886,250
----------------------------------------------------------------------------------------------------------------------------------
General Electric Co.                                                                                 98,500           11,130,500
----------------------------------------------------------------------------------------------------------------------------------
Honeywell, Inc.                                                                                       8,000              927,000
----------------------------------------------------------------------------------------------------------------------------------
Raychem Corp.                                                                                        40,000            1,480,000
----------------------------------------------------------------------------------------------------------------------------------
Rockwell International Corp.                                                                         17,900            1,087,425
----------------------------------------------------------------------------------------------------------------------------------
Symbol Technologies, Inc.                                                                             8,850              326,344
                                                                                                                      ------------
                                                                                                                      19,109,163
----------------------------------------------------------------------------------------------------------------------------------
Industrial Services--0.7%
Coflexip SA, Sponsored ADR                                                                           62,500            2,718,750
----------------------------------------------------------------------------------------------------------------------------------
SEI Investments Co.                                                                                   1,000               88,250
----------------------------------------------------------------------------------------------------------------------------------
Valassis Communications, Inc.(1)                                                                      3,000              109,875
                                                                                                                      ------------
                                                                                                                       2,916,875
----------------------------------------------------------------------------------------------------------------------------------
Manufacturing--3.5%
Albany International Corp., Cl. A                                                                     8,000              166,000
----------------------------------------------------------------------------------------------------------------------------------
AlliedSignal, Inc.                                                                                   35,000            2,205,000
----------------------------------------------------------------------------------------------------------------------------------
American Standard Cos., Inc.(1)                                                                      75,000            3,600,000
----------------------------------------------------------------------------------------------------------------------------------
Avery-Dennison Corp.                                                                                 30,000            1,811,250
----------------------------------------------------------------------------------------------------------------------------------
Briggs & Stratton Corp.                                                                               4,000              231,000
----------------------------------------------------------------------------------------------------------------------------------
Mettler-Toledo International, Inc.(1)                                                                 6,000              148,875
----------------------------------------------------------------------------------------------------------------------------------
Minnesota Mining & Manufacturing Co.                                                                 13,300            1,156,269
----------------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                              20,500            1,942,375
----------------------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                            36,000            2,580,750
                                                                                                                      ------------
                                                                                                                      13,841,519



               Oppenheimer Main Street Growth & Income Fund/VA                 3

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------


                                                                                                                     Market Value
                                                                                                    Shares           Note 1
==================================================================================================================================
Communication Services--9.5%
----------------------------------------------------------------------------------------------------------------------------------
Telecommunications: Long Distance--3.2%
ALLTELL Corp.                                                                                         4,600          $   328,900
----------------------------------------------------------------------------------------------------------------------------------
AT&T Corp.                                                                                          155,000            8,650,937
----------------------------------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc.(1)                                                          27,000              892,687
----------------------------------------------------------------------------------------------------------------------------------
Sprint Corp. (Fon Group)                                                                             50,000            2,640,625
                                                                                                                     -------------
                                                                                                                      12,513,149
----------------------------------------------------------------------------------------------------------------------------------
Telephone Utilities--6.3%
Ameritech Corp.                                                                                      82,500            6,063,750
----------------------------------------------------------------------------------------------------------------------------------
BellSouth Corp.                                                                                     147,000            6,890,625
----------------------------------------------------------------------------------------------------------------------------------
GTE Corp.                                                                                           134,800           10,211,100
----------------------------------------------------------------------------------------------------------------------------------
SBC Communications, Inc.                                                                             23,000            1,334,000
                                                                                                                     -------------
                                                                                                                      24,499,475
==================================================================================================================================
Consumer Cyclicals--15.7%
----------------------------------------------------------------------------------------------------------------------------------
Autos & Housing--2.6%
Arvin Industries, Inc.                                                                                6,900              261,337
----------------------------------------------------------------------------------------------------------------------------------
Centex Construction Products, Inc.                                                                    6,000              204,750
----------------------------------------------------------------------------------------------------------------------------------
Champion Enterprises, Inc.(1)                                                                        15,000              279,375
----------------------------------------------------------------------------------------------------------------------------------
Delphi Automotive Systems Corp.(1)                                                                   12,231              227,038
----------------------------------------------------------------------------------------------------------------------------------
Ford Motor Co.                                                                                       59,200            3,341,100
----------------------------------------------------------------------------------------------------------------------------------
Fortune Brands, Inc.                                                                                 15,000              620,625
----------------------------------------------------------------------------------------------------------------------------------
General Motors Corp.                                                                                 17,500            1,155,000
----------------------------------------------------------------------------------------------------------------------------------
Hughes Supply, Inc.                                                                                   6,900              204,844
----------------------------------------------------------------------------------------------------------------------------------
Lear Corp.(1)                                                                                        17,500              870,625
----------------------------------------------------------------------------------------------------------------------------------
Leggett & Platt, Inc.                                                                                 1,800               50,062
----------------------------------------------------------------------------------------------------------------------------------
Maytag Corp.                                                                                          9,000              627,187
----------------------------------------------------------------------------------------------------------------------------------
Meritor Automotive, Inc.                                                                             12,000              306,000
----------------------------------------------------------------------------------------------------------------------------------
NVR, Inc.(1)                                                                                          5,000              260,937
----------------------------------------------------------------------------------------------------------------------------------
Owens Corning                                                                                        25,000              859,375
----------------------------------------------------------------------------------------------------------------------------------
Ryland Group, Inc. (The)                                                                              7,000              207,812
----------------------------------------------------------------------------------------------------------------------------------
Southdown, Inc.                                                                                       3,000              192,750
----------------------------------------------------------------------------------------------------------------------------------
Tower Automotive, Inc.(1)                                                                             8,900              226,394
----------------------------------------------------------------------------------------------------------------------------------
Webb (Del E.) Corp.                                                                                   9,900              236,362
                                                                                                                     -------------
                                                                                                                      10,131,573
----------------------------------------------------------------------------------------------------------------------------------
Consumer Services--0.8%
Budget Group, Inc., Cl. A(1)                                                                         17,400              214,237
----------------------------------------------------------------------------------------------------------------------------------
CDI Corp.(1)                                                                                          9,900              337,219
----------------------------------------------------------------------------------------------------------------------------------
Dun & Bradstreet Corp.                                                                               12,000              425,250
----------------------------------------------------------------------------------------------------------------------------------
H&R Block, Inc.                                                                                       9,000              450,000
----------------------------------------------------------------------------------------------------------------------------------
Hertz Corp., Cl. A                                                                                    5,000              310,000
----------------------------------------------------------------------------------------------------------------------------------
Intermedia Communications, Inc.(1)(2)                                                                 1,230               29,520
----------------------------------------------------------------------------------------------------------------------------------
Interpublic Group of Cos., Inc.                                                                      15,000            1,299,375
----------------------------------------------------------------------------------------------------------------------------------
Young & Rubicam, Inc.(1)                                                                              3,000              136,312
                                                                                                                     -------------
                                                                                                                       3,201,913


4               Oppenheimer Main Street Growth & Income Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------


                                                                                                                     Market Value
                                                                                                    Shares           Note 1
----------------------------------------------------------------------------------------------------------------------------------
Leisure & Entertainment--0.5%
Harley-Davidson, Inc.                                                                                10,000          $   543,750
----------------------------------------------------------------------------------------------------------------------------------
Marriott International, Inc., Cl. A                                                                  17,000              635,375
----------------------------------------------------------------------------------------------------------------------------------
MGM Grand, Inc.(1)                                                                                    3,000              147,000
----------------------------------------------------------------------------------------------------------------------------------
Park Place Entertainment Corp.(1)                                                                    50,000              484,375
                                                                                                                     -------------
                                                                                                                       1,810,500
----------------------------------------------------------------------------------------------------------------------------------
Media--1.2%
Deluxe Corp.                                                                                          6,000              233,625
----------------------------------------------------------------------------------------------------------------------------------
Gannett Co., Inc.                                                                                    28,000            1,998,500
----------------------------------------------------------------------------------------------------------------------------------
Harland (John H.) Co.                                                                                10,000              199,375
----------------------------------------------------------------------------------------------------------------------------------
Knight-Ridder, Inc.                                                                                   7,000              384,562
----------------------------------------------------------------------------------------------------------------------------------
McClatchy Co., Cl. A                                                                                  5,000              165,625
----------------------------------------------------------------------------------------------------------------------------------
New York Times Co., Cl. A                                                                            15,000              552,187
----------------------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Corp.                                                                                  9,900              193,669
----------------------------------------------------------------------------------------------------------------------------------
Readers Digest Assn., Inc. (The), Cl. A, Non-Vtg.                                                     5,000              198,750
----------------------------------------------------------------------------------------------------------------------------------
Tribune Co.                                                                                          10,000              871,250
                                                                                                                     -------------
                                                                                                                       4,797,543
----------------------------------------------------------------------------------------------------------------------------------
Retail: General--5.2%
Costco Cos., Inc.(1)                                                                                  8,000              640,500
----------------------------------------------------------------------------------------------------------------------------------
Family Dollar Stores, Inc.                                                                            3,000               72,000
----------------------------------------------------------------------------------------------------------------------------------
Federated Department Stores, Inc.(1)                                                                 87,500            4,632,031
----------------------------------------------------------------------------------------------------------------------------------
May Department Stores Co.                                                                            25,000            1,021,875
----------------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                                               290,000           13,992,500
                                                                                                                     -------------
                                                                                                                      20,358,906
----------------------------------------------------------------------------------------------------------------------------------
Retail: Specialty--4.7%
Abercrombie & Fitch Co., Cl. A(1)                                                                    28,000            1,344,000
----------------------------------------------------------------------------------------------------------------------------------
American Eagle Outfitters, Inc.(1)                                                                   10,000              455,000
----------------------------------------------------------------------------------------------------------------------------------
Ann Taylor Stores Corp.(1)                                                                            5,000              225,000
----------------------------------------------------------------------------------------------------------------------------------
Best Buy Co., Inc.                                                                                   16,000            1,080,000
----------------------------------------------------------------------------------------------------------------------------------
BJ's Wholesale Club, Inc.(1)                                                                          4,000              120,250
----------------------------------------------------------------------------------------------------------------------------------
Gap, Inc.                                                                                            67,500            3,400,312
----------------------------------------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                                                    100,000            6,443,750
----------------------------------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                                                    26,000            1,473,875
----------------------------------------------------------------------------------------------------------------------------------
Payless ShoeSource, Inc.(1)                                                                          10,000              535,000
----------------------------------------------------------------------------------------------------------------------------------
Ross Stores, Inc.                                                                                    15,000              755,625
----------------------------------------------------------------------------------------------------------------------------------
Shopko Stores, Inc.(1)                                                                               10,000              362,500
----------------------------------------------------------------------------------------------------------------------------------
Tandy Corp.                                                                                          20,000              977,500
----------------------------------------------------------------------------------------------------------------------------------
Tiffany & Co.                                                                                         1,600              154,400
----------------------------------------------------------------------------------------------------------------------------------
TJX Cos., Inc.                                                                                       24,000              799,500
----------------------------------------------------------------------------------------------------------------------------------
Zale Corp.(1)                                                                                        12,000              480,000
                                                                                                                     -------------
                                                                                                                      18,606,712



               Oppenheimer Main Street Growth & Income Fund/VA                 5

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------


                                                                                                                     Market Value
                                                                                                    Shares           Note 1
----------------------------------------------------------------------------------------------------------------------------------
Textile/Apparel & Home Furnishings--0.7%
Jones Apparel Group, Inc.(1)                                                                         45,099          $ 1,547,459
----------------------------------------------------------------------------------------------------------------------------------
Mohawk Industries, Inc.(1)                                                                            7,900              239,962
----------------------------------------------------------------------------------------------------------------------------------
Shaw Industries, Inc.(1)                                                                             33,000              544,500
----------------------------------------------------------------------------------------------------------------------------------
VF Corp.                                                                                              9,000              384,750
                                                                                                                     -------------
                                                                                                                       2,716,671
==================================================================================================================================
Consumer Staples--8.6%
----------------------------------------------------------------------------------------------------------------------------------
Beverages--0.7%
Anheuser-Busch Cos., Inc.                                                                            36,900            2,617,594
----------------------------------------------------------------------------------------------------------------------------------
Broadcasting--1.0%
CBS Corp.(1)                                                                                         50,000            2,171,875
----------------------------------------------------------------------------------------------------------------------------------
Cox Communications, Inc., Cl. A(1)                                                                   10,000              368,125
----------------------------------------------------------------------------------------------------------------------------------
MediaOne Group, Inc.(1)                                                                              21,000            1,561,875
                                                                                                                     -------------
                                                                                                                       4,101,875
----------------------------------------------------------------------------------------------------------------------------------
Entertainment--2.9%
Brinker International, Inc.(1)                                                                       85,000            2,310,937
----------------------------------------------------------------------------------------------------------------------------------
Darden Restaurants, Inc.                                                                             10,000              218,125
----------------------------------------------------------------------------------------------------------------------------------
McDonald's Corp.                                                                                     45,000            1,859,063
----------------------------------------------------------------------------------------------------------------------------------
Ruby Tuesday, Inc.                                                                                   10,000              190,000
----------------------------------------------------------------------------------------------------------------------------------
Time Warner, Inc.                                                                                    40,000            2,940,000
----------------------------------------------------------------------------------------------------------------------------------
Tricon Global Restaurants, Inc.(1)                                                                    5,000              270,625
----------------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., Cl. B(1)                                                                               73,100            3,216,400
----------------------------------------------------------------------------------------------------------------------------------
Wendy's International, Inc.                                                                          10,000              283,125
                                                                                                                     -------------
                                                                                                                      11,288,275
----------------------------------------------------------------------------------------------------------------------------------
Food--0.2%
Agribrands International, Inc.(1)                                                                    10,000              395,625
----------------------------------------------------------------------------------------------------------------------------------
Corn Products International, Inc.                                                                     9,900              301,331
                                                                                                                     -------------
                                                                                                                         696,956
----------------------------------------------------------------------------------------------------------------------------------
Food & Drug Retailers--0.8%
Albertson's, Inc.                                                                                    25,200            1,299,375
----------------------------------------------------------------------------------------------------------------------------------
CVS Corp.                                                                                            40,000            2,030,000
                                                                                                                     -------------
                                                                                                                       3,329,375
----------------------------------------------------------------------------------------------------------------------------------
Household Goods--1.3%
Kimberly-Clark Corp.                                                                                 44,000            2,508,000
----------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                                                 29,200            2,606,100
                                                                                                                     -------------
                                                                                                                       5,114,100
----------------------------------------------------------------------------------------------------------------------------------
Tobacco--1.7%
Philip Morris Cos., Inc.                                                                            162,500            6,530,469
==================================================================================================================================
Energy--7.1%
----------------------------------------------------------------------------------------------------------------------------------
Energy Services--3.4%
BJ Services Co.(1)                                                                                   57,500            1,692,656
----------------------------------------------------------------------------------------------------------------------------------
Cooper Cameron Corp.(1)                                                                              60,000            2,223,750



6               Oppenheimer Main Street Growth & Income Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------


                                                                                                                     Market Value
                                                                                                    Shares           Note 1
----------------------------------------------------------------------------------------------------------------------------------
Energy Services  (continued)
Nabors Industries, Inc.(1)                                                                           30,000          $   733,125
----------------------------------------------------------------------------------------------------------------------------------
Santa Fe International Corp.                                                                        105,000            2,415,000
----------------------------------------------------------------------------------------------------------------------------------
Stolt Comex Seaway SA, ADR(1)                                                                       315,000            3,386,250
----------------------------------------------------------------------------------------------------------------------------------
Transocean Offshore, Inc.                                                                            45,000            1,181,250
----------------------------------------------------------------------------------------------------------------------------------
Weatherford International, Inc.(1)                                                                   50,000            1,831,250
                                                                                                                     -------------
                                                                                                                      13,463,281
----------------------------------------------------------------------------------------------------------------------------------
Oil: Domestic--2.6%
Chieftain International, Inc.(1)                                                                     50,000              875,000
----------------------------------------------------------------------------------------------------------------------------------
Conoco, Inc., Cl. A                                                                                  20,000              557,500
----------------------------------------------------------------------------------------------------------------------------------
Frontier Oil Corp.(1)                                                                                50,000              340,625
----------------------------------------------------------------------------------------------------------------------------------
Mobil Corp.                                                                                          54,000            5,346,000
----------------------------------------------------------------------------------------------------------------------------------
Murphy Oil Corp.                                                                                      5,000              244,063
----------------------------------------------------------------------------------------------------------------------------------
Texaco, Inc.                                                                                          4,500              281,250
----------------------------------------------------------------------------------------------------------------------------------
Vastar Resources, Inc.                                                                               50,000            2,621,875
                                                                                                                     -------------
                                                                                                                      10,266,313
----------------------------------------------------------------------------------------------------------------------------------
Oil: International--1.1%
Anderson Exploration Ltd.(1)                                                                         50,000              653,695
----------------------------------------------------------------------------------------------------------------------------------
Canadian 88 Energy Corp.(1)                                                                         300,000              835,108
----------------------------------------------------------------------------------------------------------------------------------
Canadian Natural Resources Ltd.(1)                                                                   35,000              685,789
----------------------------------------------------------------------------------------------------------------------------------
Newport Petroleum Corp.(1)                                                                           50,000              170,603
----------------------------------------------------------------------------------------------------------------------------------
Paramount Resources Ltd.                                                                             10,300              140,924
----------------------------------------------------------------------------------------------------------------------------------
Poco Petroleums Ltd.(1)                                                                             150,000            1,206,042
----------------------------------------------------------------------------------------------------------------------------------
Ranger Oil Ltd.(1)                                                                                   85,300              412,078
----------------------------------------------------------------------------------------------------------------------------------
Rio Alto Exploration Ltd.(1)                                                                         20,000              302,017
                                                                                                                     -------------
                                                                                                                       4,406,256
==================================================================================================================================
Financial--11.6%
----------------------------------------------------------------------------------------------------------------------------------
Banks--5.1%
AmSouth Bancorp                                                                                      15,000              347,813
----------------------------------------------------------------------------------------------------------------------------------
Bank of New York Co., Inc. (The)                                                                     20,000              733,750
----------------------------------------------------------------------------------------------------------------------------------
Bank One Corp.                                                                                       20,500            1,221,031
----------------------------------------------------------------------------------------------------------------------------------
BankBoston Corp.                                                                                     49,000            2,505,125
----------------------------------------------------------------------------------------------------------------------------------
BB&T Corp.                                                                                           15,000              550,313
----------------------------------------------------------------------------------------------------------------------------------
Chase Manhattan Corp.                                                                                90,000            7,796,250
----------------------------------------------------------------------------------------------------------------------------------
Golden State Bancorp, Inc.(1)                                                                        30,000              660,000
----------------------------------------------------------------------------------------------------------------------------------
M&T Bank Corp.                                                                                          100               55,000
----------------------------------------------------------------------------------------------------------------------------------
National City Corp.                                                                                  22,000            1,441,000
----------------------------------------------------------------------------------------------------------------------------------
Northern Trust Corp.                                                                                 10,000              970,000
----------------------------------------------------------------------------------------------------------------------------------
Old Kent Financial Corp.                                                                             10,500              439,688
----------------------------------------------------------------------------------------------------------------------------------
Prosperity Bancshares, Inc.                                                                          67,500              987,188
----------------------------------------------------------------------------------------------------------------------------------
Wachovia Corp.                                                                                       15,000            1,283,438
----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Co.                                                                                      23,000              983,250
----------------------------------------------------------------------------------------------------------------------------------
Zions Bancorp                                                                                         1,800              114,300
                                                                                                                     -------------
                                                                                                                      20,088,146


               Oppenheimer Main Street Growth & Income Fund/VA                 7

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------


                                                                                                                     Market Value
                                                                                                    Shares           Note 1
----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial--4.1%
AMBAC Financial Group, Inc.                                                                           7,000          $   399,875
----------------------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                                 12,500            1,626,563
----------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                                      60,000            2,850,000
----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae                                                                                           35,000            2,393,125
----------------------------------------------------------------------------------------------------------------------------------
Financial Security Assurance Holdings Ltd.                                                            7,000              364,000
----------------------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                                          45,000            2,610,000
----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)(1)                                                                    4,600              332,350
----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.                                                                     20,000            2,050,000
----------------------------------------------------------------------------------------------------------------------------------
PaineWebber Group, Inc.                                                                              23,000            1,075,250
----------------------------------------------------------------------------------------------------------------------------------
PMI Group, Inc. (The)                                                                                14,000              879,375
----------------------------------------------------------------------------------------------------------------------------------
Schwab (Charles) Corp.                                                                               12,000            1,318,500
                                                                                                                     -------------
                                                                                                                      15,899,038
----------------------------------------------------------------------------------------------------------------------------------
Insurance--2.4%
AFLAC, Inc.                                                                                           6,300              301,613
----------------------------------------------------------------------------------------------------------------------------------
Allmerica Financial Corp.                                                                            16,000              973,000
----------------------------------------------------------------------------------------------------------------------------------
Allstate Corp.                                                                                       16,800              602,700
----------------------------------------------------------------------------------------------------------------------------------
American General Corp.                                                                               18,000            1,356,750
----------------------------------------------------------------------------------------------------------------------------------
Chicago Title Corp.                                                                                   5,000              178,438
----------------------------------------------------------------------------------------------------------------------------------
Cigna Corp.                                                                                          18,000            1,602,000
----------------------------------------------------------------------------------------------------------------------------------
Equitable Cos., Inc.                                                                                 23,000            1,541,000
----------------------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.                                                               7,000              408,188
----------------------------------------------------------------------------------------------------------------------------------
Hartford Life, Inc., Cl. A                                                                           10,000              526,250
----------------------------------------------------------------------------------------------------------------------------------
Jefferson-Pilot Corp.                                                                                 8,000              529,500
----------------------------------------------------------------------------------------------------------------------------------
Lincoln National Corp.                                                                               20,000            1,046,250
----------------------------------------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.                                                                           5,000              377,500
                                                                                                                     -------------
                                                                                                                       9,443,189
==================================================================================================================================
Healthcare--9.7%
----------------------------------------------------------------------------------------------------------------------------------
Healthcare/Drugs--9.4%
Abbott Laboratories                                                                                 100,000            4,550,000
----------------------------------------------------------------------------------------------------------------------------------
Amgen, Inc.(1)                                                                                       47,800            2,909,825
----------------------------------------------------------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                                                                            135,000            9,509,063
----------------------------------------------------------------------------------------------------------------------------------
Immunex Corp.(1)                                                                                      6,000              764,625
----------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                                    99,000            9,702,000
----------------------------------------------------------------------------------------------------------------------------------
Medimmune, Inc.(1)                                                                                    3,000              203,250
----------------------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                                                   100,800            7,459,200
----------------------------------------------------------------------------------------------------------------------------------
Millennium Pharmaceuticals, Inc.(1)                                                                   6,000              216,000
----------------------------------------------------------------------------------------------------------------------------------
Pharmacia & Upjohn, Inc.                                                                             26,900            1,528,256
                                                                                                                     -------------
                                                                                                                      36,842,219
----------------------------------------------------------------------------------------------------------------------------------
Healthcare/Supplies & Services--0.3%
Allergan, Inc.                                                                                        5,000              555,000
----------------------------------------------------------------------------------------------------------------------------------
Biomet, Inc.                                                                                          7,000              278,250
----------------------------------------------------------------------------------------------------------------------------------
Guidant Corp.                                                                                        10,000              514,375
                                                                                                                     -------------
                                                                                                                       1,347,625


8               Oppenheimer Main Street Growth & Income Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------


                                                                                                                     Market Value
                                                                                                    Shares           Note 1
==================================================================================================================================
Technology--17.1%
----------------------------------------------------------------------------------------------------------------------------------
Computer Hardware--6.9%
Adaptec, Inc.(1)                                                                                      5,900          $   208,344
----------------------------------------------------------------------------------------------------------------------------------
Apple Computer, Inc.(1)                                                                              10,000              463,125
----------------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                                                  70,000            7,035,000
----------------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                               124,000           16,027,000
----------------------------------------------------------------------------------------------------------------------------------
Lexmark International Group, Inc., Cl. A(1)                                                          36,000            2,378,250
----------------------------------------------------------------------------------------------------------------------------------
Pitney Bowes, Inc.                                                                                   15,400              989,450
                                                                                                                     -------------
                                                                                                                      27,101,169
----------------------------------------------------------------------------------------------------------------------------------
Computer Services--0.4%
Automatic Data Processing, Inc.                                                                      20,000              880,000
----------------------------------------------------------------------------------------------------------------------------------
DST Systems, Inc.(1)                                                                                  3,000              188,625
----------------------------------------------------------------------------------------------------------------------------------
Sungard Data Systems, Inc.(1)                                                                        13,000              448,500
                                                                                                                     -------------
                                                                                                                       1,517,125
----------------------------------------------------------------------------------------------------------------------------------
Computer Software--4.9%
Adobe Systems, Inc.                                                                                   4,000              328,625
----------------------------------------------------------------------------------------------------------------------------------
BMC Software, Inc.(1)                                                                                27,500            1,485,000
----------------------------------------------------------------------------------------------------------------------------------
Compuware Corp.(1)                                                                                   55,000            1,749,688
----------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.(1)                                                                                  172,250           15,534,797
                                                                                                                     -------------
                                                                                                                      19,098,110
----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment--2.6%
Cisco Systems, Inc.(1)                                                                               94,000            6,057,125
----------------------------------------------------------------------------------------------------------------------------------
General Instrument Corp.(1)                                                                          11,000              467,500
----------------------------------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc.                                                                            23,000            1,551,063
----------------------------------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.(1)                                                                                     1,800              258,300
----------------------------------------------------------------------------------------------------------------------------------
Tellabs, Inc.(1)                                                                                     30,000            2,026,875
                                                                                                                     -------------
                                                                                                                      10,360,863
----------------------------------------------------------------------------------------------------------------------------------
Electronics--2.3%
Analog Devices, Inc.(1)                                                                              12,000              602,250
----------------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                                         115,000            6,842,500
----------------------------------------------------------------------------------------------------------------------------------
Lam Research Corp.(1)                                                                                10,000              466,875
----------------------------------------------------------------------------------------------------------------------------------
QLogic Corp.(1)                                                                                       3,000              396,000
----------------------------------------------------------------------------------------------------------------------------------
Waters Corp.(1)                                                                                       7,400              393,125
----------------------------------------------------------------------------------------------------------------------------------
Xilinx, Inc.(1)                                                                                       7,000              400,750
                                                                                                                     -------------
                                                                                                                       9,101,500
==================================================================================================================================
Transportation--1.3%
----------------------------------------------------------------------------------------------------------------------------------
Air Transportation--0.9%
Continental Airlines, Inc., Cl. B(1)                                                                 51,558            1,939,870
----------------------------------------------------------------------------------------------------------------------------------
Delta Air Lines, Inc.                                                                                17,000              979,625
----------------------------------------------------------------------------------------------------------------------------------
Northwest Airlines Corp., Cl. A(1)                                                                    7,000              227,500
----------------------------------------------------------------------------------------------------------------------------------
Southwest Airlines Co.                                                                               10,000              311,250
                                                                                                                     -------------
                                                                                                                       3,458,245


               Oppenheimer Main Street Growth & Income Fund/VA                 9

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------


                                                                                                                    Market Value
                                                                                                Shares              Note 1
----------------------------------------------------------------------------------------------------------------------------------
Railroads & Truckers--0.4%
Union Pacific Corp.                                                                                  20,000         $  1,166,250
----------------------------------------------------------------------------------------------------------------------------------
XTRA Corp.(1)                                                                                         5,000              229,688
                                                                                                                    --------------
                                                                                                                       1,395,938
==================================================================================================================================
Utilities--2.1%
----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities--2.1%
Allegheny Energy, Inc.                                                                               20,000              641,250
----------------------------------------------------------------------------------------------------------------------------------
Conectiv, Inc.                                                                                        4,000               97,750
----------------------------------------------------------------------------------------------------------------------------------
Consolidated Edison Co. of New York, Inc.                                                            15,000              678,750
----------------------------------------------------------------------------------------------------------------------------------
Energy East Corp.                                                                                    30,000              780,000
----------------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp.                                                                                    12,000              372,000
----------------------------------------------------------------------------------------------------------------------------------
Florida Progress Corp.                                                                               16,000              661,000
----------------------------------------------------------------------------------------------------------------------------------
FPL Group, Inc.                                                                                      14,000              764,750
----------------------------------------------------------------------------------------------------------------------------------
IPALCO Enterprises, Inc.                                                                             10,000              211,875
----------------------------------------------------------------------------------------------------------------------------------
OGE Energy Corp.                                                                                      9,900              235,125
----------------------------------------------------------------------------------------------------------------------------------
Peco Energy Co.                                                                                      15,000              628,125
----------------------------------------------------------------------------------------------------------------------------------
PG&E Corp.                                                                                           36,000            1,170,000
----------------------------------------------------------------------------------------------------------------------------------
Public Service Enterprise Group, Inc.                                                                25,000            1,021,875
----------------------------------------------------------------------------------------------------------------------------------
Unicom Corp.                                                                                         20,000              771,250
----------------------------------------------------------------------------------------------------------------------------------
UtiliCorp United, Inc.                                                                                3,000               72,937
                                                                                                                    --------------
                                                                                                                       8,106,687
                                                                                                                    --------------
Total Common Stocks (Cost $323,540,182)                                                                              363,272,658
==================================================================================================================================
Other Securities--0.8%
----------------------------------------------------------------------------------------------------------------------------------
Houston Industries, Inc., 7% Automatic Common Exchange Securities for
Time Warner, Inc. Common Stock (Cost $1,170,994)                                                     25,000            2,981,250

                                                                                                Principal
                                                                                                Amount
==================================================================================================================================
Convertible Corporate Bonds and Notes--1.0%
----------------------------------------------------------------------------------------------------------------------------------
PLATINUM technology international, inc., 6.25% Cv. Sub. Nts., 12/15/02(3)                       $ 2,000,000            2,012,500
----------------------------------------------------------------------------------------------------------------------------------
PLATINUM technology international, inc., 6.25% Cv. Unsec. Sub. Nts., 12/15/02                     2,000,000            2,012,500
                                                                                                                    --------------
Total Convertible Corporate Bonds and Notes (Cost $3,751,523)                                                          4,025,000
==================================================================================================================================
Repurchase Agreements--5.1%
----------------------------------------------------------------------------------------------------------------------------------
Repurchase agreement with First Chicago Capital Markets, 4.80%, dated 6/30/99, to be repurchased at $20,002,667 on 7/1/99, collateralized by U.S. Treasury Nts.,
5.50%-8%, 11/30/99-7/15/06, with a value of $16,884,024, U.S. Treasury Bonds,
6%-9.25%, 2/15/16-2/15/26, with a value of $3,535,652 (Cost $20,000,000)                         20,000,000           20,000,000
----------------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $348,462,699)                                                        99.6%         390,278,908
----------------------------------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                                         0.4            1,633,503
                                                                                                -----------         --------------
Net Assets                                                                                            100.0%        $391,912,411
                                                                                                ===========         ==============


1. Non-income producing security.
2. Identifies issues considered to be illiquid or restricted--See Note 7 of Notes to Financial Statements.
3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $2,012,500 or 0.51% of the Fund's net assets as of June, 30, 1999.

See accompanying Notes to Financial Statements.


10               Oppenheimer Main Street Growth & Income Fund/VA

--------------------------------------------------------------------------------
Statement of Assets and Liabilities  June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------


=============================================================================================
Assets
Investments, at value (cost $348,462,699)--see accompanying statement            $390,278,908
---------------------------------------------------------------------------------------------
Cash                                                                                   18,253
---------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                    4,346,679
Shares of beneficial interest sold                                                    707,009
Interest and dividends                                                                351,635
Other                                                                                  35,597
                                                                                 ------------
Total assets                                                                      395,738,081
=============================================================================================
Liabilities
Payables and other liabilities:
Investments purchased                                                               3,341,833
Shares of beneficial interest redeemed                                                415,831
Custodian fees                                                                          9,860
Shareholder reports                                                                     9,561
Other                                                                                  48,585
                                                                                 ------------
Total liabilities                                                                   3,825,670
=============================================================================================
Net Assets                                                                       $391,912,411
                                                                                 ============
=============================================================================================
Composition of Net Assets
Paid-in capital                                                                  $324,413,765
---------------------------------------------------------------------------------------------
Undistributed net investment income                                                   925,622
---------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions     24,756,815
---------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of
assets and liabilities denominated in foreign currencies                           41,816,209
                                                                                 ------------
Net assets--applicable to 16,894,388 shares of beneficial
interest outstanding                                                             $391,912,411
                                                                                 ============

=============================================================================================
Net Asset Value, Redemption Price Per Share and Offering Price Per Share               $23.20

See accompanying Notes to Financial Statements.


               Oppenheimer Main Street Growth & Income Fund/VA               11

--------------------------------------------------------------------------------
Statement of Operations  For the Six Months Ended June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------


======================================================================================
Investment Income
Dividends (net of foreign withholding taxes of $7,653)                    $  1,930,977
--------------------------------------------------------------------------------------
Interest                                                                       335,816
                                                                          ------------
Total income                                                                 2,266,793
======================================================================================
Expenses
Management fees--Note 4                                                      1,232,215
--------------------------------------------------------------------------------------
Custodian fees and expenses                                                     54,378
--------------------------------------------------------------------------------------
Registration and filing fees                                                    40,790
--------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                      8,672
--------------------------------------------------------------------------------------
Insurance expenses                                                               1,637
--------------------------------------------------------------------------------------
Trustees' compensation                                                           1,162
--------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees--Note 4                            1,046
--------------------------------------------------------------------------------------
Other                                                                              564
                                                                          ------------
Total expenses                                                               1,340,464
Less expenses paid indirectly--Note 1                                           (1,004)
                                                                          ------------
Net expenses                                                                 1,339,460
======================================================================================
Net Investment Income                                                          927,333
======================================================================================
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments                                                                 30,482,739
Closing and expiration of option contracts written--Note 6                  (1,299,413)
Foreign currency transactions                                                    7,026
                                                                          ------------
Net realized gain                                                           29,190,352
--------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation on:
Investments                                                                 17,280,801
Translation of assets and liabilities denominated in foreign currencies        (52,689)
                                                                          ------------
Net change                                                                  17,228,112
                                                                          ------------
Net realized and unrealized gain                                            46,418,464
======================================================================================
Net Increase in Net Assets Resulting from Operations                      $ 47,345,797
                                                                          ============

See accompanying Notes to Financial Statements.



12              Oppenheimer Main Street Growth & Income Fund/VA

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                        Six Months Ended   Year Ended
                                                        June 30, 1999      December 31,
                                                        (Unaudited)        1998
========================================================================================
Operations
Net investment income                                   $     927,333      $   1,744,608
----------------------------------------------------------------------------------------
Net realized gain (loss)                                   29,190,352         (1,957,235)
----------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation      17,228,112          6,335,797
                                                        -------------      -------------
Net increase in net assets resulting from operations       47,345,797          6,123,170

========================================================================================
Dividends and Distributions to Shareholders
Dividends from net investment income                       (1,427,635)          (449,201)
----------------------------------------------------------------------------------------
Distributions from net realized gain                       (2,405,256)        (9,891,403)

========================================================================================
Beneficial Interest Transactions
Net increase in net assets resulting from
beneficial interest transactions--Note 2                   40,046,191        157,202,998
========================================================================================
Net Assets
Total increase                                             83,559,097        152,985,564
----------------------------------------------------------------------------------------
Beginning of period                                       308,353,314        155,367,750
                                                        -------------      -------------
End of period (including undistributed net investment
income of $925,622 and $1,425,924, respectively)        $ 391,912,411      $ 308,353,314
                                                        =============      =============

See accompanying Notes to Financial Statements.



               Oppenheimer Main Street Growth & Income Fund/VA                13

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                                                       Six Months
                                                       Ended
                                                       June 30, 1999   Year Ended December 31,
                                                       (Unaudited)     1998            1997            1996           1995(1)
============================================================================================================================
Per Share Operating Data
Net asset value, beginning of period                     $20.48          $20.58          $16.37         $12.51        $10.00
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                       .05             .13             .19            .14           .01
Net realized and unrealized gain                           2.92             .92            4.91           3.91          2.52
----------------------------------------------------------------------------------------------------------------------------
Total income from investment operations                    2.97            1.05            5.10           4.05          2.53
----------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                       (.09)           (.05)           (.17)          (.14)         (.02)
Distributions from net realized gain                       (.16)          (1.10)           (.72)          (.05)           --
----------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions to shareholders          (.25)          (1.15)           (.89)          (.19)         (.02)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $23.20          $20.48          $20.58         $16.37        $12.51
                                                         ======          ======          ======         ======        ======
============================================================================================================================
Total Return, at Net Asset Value(2)                       14.64%           4.70%          32.48%         32.51%        25.25%
============================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)               $391,912        $308,353        $155,368        $47,009        $4,288
----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                      $337,249        $234,306        $ 94,906        $21,562        $1,809
----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income                                      0.55%           0.74%           1.15%          1.41%         0.50%
Expenses(4)                                                0.80%           0.79%           0.83%          1.00%         2.07%
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(5)                                  178%             86%             79%           113%           24%


1. For the period from July 5, 1995 (commencement of operations) to December 31, 1995.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of theses charges would reduce the total return figures for all periods shown.
3. Annualized for periods less than one full year.
4. The expense ratio reflects the effect of expenses paid indirectly by the Fund. Prior year expense ratios have not been adjusted.
5. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended June 30, 1999, were $339,133,962 and $324,369,943, respectively.

See accompanying Notes to Financial Statements.



14              Oppenheimer Main Street Growth & Income Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements  (Unaudited)
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies
Oppenheimer Main Street Growth & Income Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds (the Trust), a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund operated under the name Oppenheimer Growth & Income Fund through April 30, 1999. The Fund's investment objective is to seek a high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager). The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
Securities Valuation. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Trustees to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount. Foreign currency exchange contracts are valued based on the closing prices of the foreign currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer.

--------------------------------------------------------------------------------
Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
         The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders.

--------------------------------------------------------------------------------
Distributions to Shareholders. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
Classification of Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.




               Oppenheimer Main Street Growth & Income Fund/VA                15

--------------------------------------------------------------------------------
Notes to Financial Statements  (Unaudited) (Continued)
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies  (continued)
Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
Other. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Realized gains and losses on investments and options written and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.
         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

================================================================================
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                           Six Months Ended June 30, 1999      Year Ended December 31, 1998
                                           ------------------------------      ----------------------------
                                           Shares           Amount             Shares          Amount
-----------------------------------------------------------------------------------------------------------
Sold                                        3,238,022       $ 69,512,397        9,181,075      $189,060,690
Dividends and distributions reinvested        186,334          3,832,892          468,325        10,340,604
Redeemed                                   (1,584,672)       (33,299,098)      (2,145,877)      (42,198,296)
                                            ---------       ------------        ---------      ------------
Net increase                                1,839,684       $ 40,046,191        7,503,523      $157,202,998
                                           ==========       ============       ==========      ============


================================================================================
3. Unrealized Gains and Losses on Securities
As of June 30, 1999, net unrealized appreciation on investments and options written of $41,816,209 was composed of gross appreciation of $47,471,289, and gross depreciation of $5,655,080.

================================================================================
4. Management Fees and Other Transactions with Affiliates
Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million and 0.60% of average annual net assets over $800 million. The Fund's management fee for the six months ended June 30, 1999 was 0.74% of average annual net assets.
         OppenheimerFunds Services (OFS), a division of the Manager, is the transfer agent for the Fund and is responsible for maintaining the shareholder registry and shareholder accounting records for the Fund. OFS provides these services at cost.

================================================================================
5. Foreign Currency Contracts
A foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency exchange contracts for operational purposes and to seek to protect against adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
         The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities.
         The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.
         Securities denominated in foreign currency to cover net exposure on outstanding foreign currency contracts are noted in the Statement of Investments where applicable.


16              Oppenheimer Main Street Growth & Income Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements  (Unaudited) (Continued)
--------------------------------------------------------------------------------

================================================================================
6. Option Activity
The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.
         The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
         Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.
         Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Gains and losses are reported in the Statement of Operations.
         The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the six months ended June 30, 1999, was as follows:

                                                  Call Options
                                                  -----------------------------
                                                  Number               Amount of
                                                  of Options           Premiums
-------------------------------------------------------------------------------
Options outstanding as of December 31, 1998        1,325               $ 570,160
Options closed or expired                         (1,325)               (570,160)
                                                  ------               ---------
Options outstanding as of June 30, 1999               --               $      --
                                                  ======               =========

================================================================================
7. Illiquid or Restricted Securities
As of June 30, 1999, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of June 30, 1999 was $29,520, which represents 0.01% of the Fund's net assets, of which $29,520 is considered restricted. Information concerning restricted securities is as follows:


                                                                                     Valuation Per
                                     Acquisition                 Cost Per            Unit as of
Security                             Dates                       Unit                June 30, 1999
--------------------------------------------------------------------------------------------------
Intermedia Communications, Inc.      9/28/98-12/29/98            $12.51-$21.54       $24.00



               Oppenheimer Main Street Growth & Income Fund/VA                17

--------------------------------------------------------------------------------
Oppenheimer Main Street Growth & Income Fund/VA
--------------------------------------------------------------------------------
A Series of Oppenheimer Variable Account Funds


===============================================================================================
Officers and Trustees                      James C. Swain, Chairman and Chief Executive Officer
                                           Bridget A. Macaskill, President
                                           Robert G. Avis, Trustee
                                           William A. Baker, Trustee
                                           Jon S. Fossel, Trustee
                                           Sam Freedman, Trustee
                                           Raymond J. Kalinowski, Trustee
                                           C. Howard Kast, Trustee
                                           Robert M. Kirchner, Trustee
                                           Ned M. Steel, Trustee
                                           Charles Albers, Vice President
                                           Nikolaos Monoyios, Vice President
                                           Andrew J. Donohue, Vice President and Secretary
                                           Brian W. Wixted, Vice President and Treasurer
                                           Robert G. Zack, Assistant Secretary
                                           Robert J. Bishop, Assistant Treasurer
                                           Scott T. Farrar, Assistant Treasurer


===============================================================================================
Investment Advisor                         OppenheimerFunds, Inc.


===============================================================================================
Transfer Agent                             OppenheimerFunds Services


===============================================================================================
Custodian of Portfolio Securities          The Bank of New York


===============================================================================================
Independent Auditors                       Deloitte & Touche LLP


===============================================================================================
Legal Counsel                              Myer, Swanson, Adams & Wolf, P.C.


                                           The financial statements included herein have been
                                           taken from the records of the Fund without
                                           examination of the independent auditors.

                                           This is a copy of a report to shareholders of
                                           Oppenheimer Main Street Growth & Income Fund/VA.
                                           This report must be preceded or accompanied by a
                                           Prospectus of Oppenheimer Main Street Growth &
                                           Income Fund/VA. For material information concerning
                                           the Fund, see the Prospectus.

                                           Shares of Oppenheimer funds are not deposits or
                                           obligations of any bank, are not guaranteed by any
                                           bank, are not insured by the FDIC or any other
                                           agency, and involve investment risks, including the
                                           possible loss of the principal amount invested.


18              Oppenheimer Main Street Growth & Income Fund/VA